INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Real Estate [Line Items]
Amount	$ 3,251	$ 3,000
Real estate investments held-for-sale	56	63
Consolidated VIEs
Real Estate [Line Items]
Amount	2,875	2,660
Investment real estate
Real Estate [Line Items]
Amount	3,251	3,000
Investment real estate | Consolidated VIEs
Real Estate [Line Items]
Amount	$ 1,300	$ 1,300
Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	100.00%	100.00%
Real estate partnerships
Real Estate [Line Items]
Amount	$ 4,949	$ 4,241
Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	100.00%	100.00%
Hotel | Investment real estate
Real Estate [Line Items]
Amount	$ 213	$ 178
Hotel | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	7.00%	6.00%
Hotel | Real estate partnerships
Real Estate [Line Items]
Amount	$ 81	$ 108
Hotel | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	2.00%	3.00%
Industrial | Investment real estate
Real Estate [Line Items]
Amount	$ 0	$ 56
Industrial | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	0.00%	2.00%
Industrial | Real estate partnerships
Real Estate [Line Items]
Amount	$ 64	$ 62
Industrial | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	1.00%	1.00%
Land | Investment real estate
Real Estate [Line Items]
Amount	$ 1,175	$ 807
Land | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	36.00%	27.00%
Land | Real estate partnerships
Real Estate [Line Items]
Amount	$ 35	$ 41
Land | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	1.00%	1.00%
Office | Investment real estate
Real Estate [Line Items]
Amount	$ 328	$ 329
Office | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	10.00%	11.00%
Office | Real estate partnerships
Real Estate [Line Items]
Amount	$ 1,932	$ 1,943
Office | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	38.00%	46.00%
Retail | Investment real estate
Real Estate [Line Items]
Amount	$ 134	$ 161
Retail | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	4.00%	5.00%
Retail | Real estate partnerships
Real Estate [Line Items]
Amount	$ 1,560	$ 1,529
Retail | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	32.00%	36.00%
Apartments | Investment real estate
Real Estate [Line Items]
Amount	$ 46	$ 46
Apartments | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	1.00%	2.00%
Apartments | Real estate partnerships
Real Estate [Line Items]
Amount	$ 517	$ 406
Apartments | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	10.00%	10.00%
Single family residential | Investment real estate
Real Estate [Line Items]
Amount	$ 1,302	$ 1,311
Single family residential | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	40.00%	43.00%
Single family residential | Real estate partnerships
Real Estate [Line Items]
Amount	$ 577	$ 8
Single family residential | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	12.00%	0.00%
Other | Investment real estate
Real Estate [Line Items]
Amount	$ 53	$ 112
Other | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	2.00%	4.00%
Other | Real estate partnerships
Real Estate [Line Items]
Amount	$ 183	$ 144
Other | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	4.00%	3.00%